UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Alex J. Marks
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 31, 2015 – September 30, 2015

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund
Schedule of Investments
As of September 30, 2015 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.21%)
CONSUMER DISCRETIONARY (16.64%)
Auto Components (0.39%)
Gentherm, Inc.(a)	10,897	$489,493

Diversified Consumer Services (1.42%)
2U, Inc.(a)	13,939	500,410
Nord Anglia Education, Inc.(a)	62,947	1,279,713
		1,780,123
Hotels, Restaurants & Leisure (3.21%)
Chuy's Holdings, Inc.(a)	37,066	1,052,674
The Habit Restaurants, Inc., Class A(a)(b)	31,855	682,016
Planet Fitness, Inc., Class A(a)	15,720	269,441
Starbucks Corp.	25,370	1,442,031
Wynn Resorts Ltd.(b)	11,050	586,976
		4,033,138
Internet & Catalog Retail (5.13%)
Amazon.com, Inc.(a)	3,582	1,833,590
The Priceline Group, Inc.(a)	1,464	1,810,763
TripAdvisor, Inc.(a)	11,500	724,730
Wayfair, Inc., Class A(a)(b)	59,366	2,081,372
		6,450,455
Leisure Products (0.62%)
Polaris Industries, Inc.(b)	6,550	785,148

Media (1.10%)
The Walt Disney Co.	13,555	1,385,321

Multiline Retail (0.03%)
Ollie's Bargain Outlet Holdings, Inc.(a)	2,251	36,399

Specialty Retail (2.91%)
CarMax, Inc.(a)	7,900	468,628
Dick's Sporting Goods, Inc.	17,000	843,370
Francesca's Holdings Corp.(a)	20,624	252,232
Lowe's Cos., Inc.	30,400	2,095,168
		3,659,398
Textiles, Apparel & Luxury Goods (1.83%)
Kate Spade & Co.(a)	45,450	868,549
Under Armour, Inc., Class A(a)	14,800	1,432,344
		2,300,893
CONSUMER STAPLES (10.87%)
Beverages (2.14%)
The Boston Beer Co., Inc., Class A(a)	3,950	831,909

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	8,450	$1,058,025
Monster Beverage Corp.(a)	5,950	804,083
		2,694,017
Food & Staples Retailing (2.89%)
The Fresh Market, Inc.(a)	11,939	269,702
PriceSmart, Inc.	9,954	769,842
United Natural Foods, Inc.(a)	26,050	1,263,686
Whole Foods Market, Inc.	41,990	1,328,983
		3,632,213
Food Products (4.60%)
Blue Buffalo Pet Products, Inc.(a)	23,500	420,885
The Hain Celestial Group, Inc.(a)	14,750	761,100
The Hershey Co.	17,104	1,571,516
Keurig Green Mountain, Inc.	11,800	615,252
Mondelez International, Inc., Class A	44,066	1,845,043
WhiteWave Foods Co.(a)	14,100	566,115
		5,779,911
Household Products (1.24%)
Colgate-Palmolive Co.	24,480	1,553,501

ENERGY (3.76%)
Energy Equipment & Services (3.76%)
Core Laboratories N.V.(b)	19,569	1,952,986
Dril-Quip, Inc.(a)	6,366	370,629
Geospace Technologies Corp.(a)(b)	5,984	82,639
Natural Gas Services Group, Inc.(a)	25,120	484,816
Schlumberger Ltd.	26,560	1,831,843
		4,722,913
FINANCIALS (14.08%)
Banks (1.20%)
Independent Bank Group, Inc.	12,200	468,846
M&T Bank Corp.	8,550	1,042,672
		1,511,518
Capital Markets (3.40%)
Evercore Partners, Inc., Class A	14,219	714,363
Financial Engines, Inc.(b)	13,457	396,578
State Street Corp.	23,369	1,570,630
Virtus Investment Partners, Inc.	7,657	769,528
WisdomTree Investments, Inc.	50,750	818,598
		4,269,697

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Commercial Banks (1.24%)
Signature Bank(a)	11,334	$1,559,105

Consumer Finance (1.75%)
Visa, Inc., Class A	31,500	2,194,290

Diversified Financial Services (0.69%)
MarketAxess Holdings, Inc.	9,400	873,072

Insurance (1.36%)
Aon PLC	15,120	1,339,783
Greenlight Capital Re Ltd., Class A(a)	11,342	252,700
United Insurance Holdings Corp.	8,549	112,419
		1,704,902
Real Estate Investment Trusts (1.07%)
Equinix, Inc.	4,938	1,350,049

Real Estate Management & Development (1.39%)
Colliers International Group, Inc.	13,263	538,345
FirstService Corp.	37,529	1,211,812
		1,750,157
Thrifts & Mortgage Finance (1.98%)
BofI Holding, Inc.(a)	19,325	2,489,640

HEALTH CARE (13.53%)
Biotechnology (5.90%)
ACADIA Pharmaceuticals, Inc.(a)	25,527	844,178
Alkermes PLC(a)	10,700	627,769
Amgen, Inc.	13,810	1,910,199
BioMarin Pharmaceutical, Inc.(a)	5,800	610,856
Incyte Corp.(a)	8,350	921,255
Puma Biotechnology, Inc.(a)	6,294	474,316
Regeneron Pharmaceuticals, Inc.(a)	2,340	1,088,428
Ultragenyx Pharmaceutical, Inc.(a)	9,731	937,193
		7,414,194
Health Care Equipment & Supplies (1.59%)
Insulet Corp.(a)	30,594	792,690
Intuitive Surgical, Inc.(a)	1,350	620,433
West Pharmaceutical Services, Inc.	11,000	595,320
		2,008,443
Health Care Providers & Services (2.50%)
AAC Holdings, Inc.(a)(b)	728	16,198
Diplomat Pharmacy, Inc.(a)	48,490	1,393,118

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
ExamWorks Group, Inc.(a)	54,544	$1,594,866
Teladoc Inc.(a)(b)	4,681	104,339
US Physical Therapy	702	31,513
		3,140,034
Health Care Technology (2.86%)
athenahealth, Inc.(a)(b)	7,633	1,017,861
Cerner Corp.(a)	42,300	2,536,308
Press Ganey Holdings, Inc.(a)	1,324	39,177
		3,593,346
Life Sciences Tools & Services (0.48%)
Illumina, Inc.(a)	3,450	606,579

Pharmaceuticals (0.20%)
Aerie Pharmaceuticals, Inc.(a)	14,090	249,957

INDUSTRIALS (12.37%)
Aerospace & Defense (0.98%)
HEICO Corp.	25,197	1,231,629

Air Freight & Logistics (0.32%)
XPO Logistics, Inc.(a)(b)	16,718	398,390

Commercial Services & Supplies (2.45%)
The Advisory Board Co.(a)	29,728	1,353,813
Waste Connections, Inc.	35,489	1,724,056
		3,077,869
Electrical Equipment (0.58%)
Rockwell Automation, Inc.	7,150	725,511

Machinery (3.16%)
Graco, Inc.	12,700	851,281
Middleby Corp.(a)	21,501	2,261,690
Wabtec Corp.	9,800	862,890
		3,975,861
Professional Services (3.46%)
IHS, Inc., Class A(a)	7,967	924,172
Paylocity Holding Corp.(a)	36,792	1,103,392
Stantec, Inc.	1,529	33,485
TriNet Group, Inc.(a)	11,982	201,298
Verisk Analytics, Inc.(a)	13,105	968,590
WageWorks, Inc.(a)	24,738	1,115,189
		4,346,126

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Road & Rail (1.04%)
Kansas City Southern	7,350	$667,968
Landstar System, Inc.	10,126	642,697
		1,310,665
Trading Companies & Distribution (0.38%)
H&E Equipment Services, Inc.	28,554	477,423

INFORMATION TECHNOLOGY (23.38%)
Electronic Equipment & Instruments (0.56%)
IPG Photonics Corp.(a)	9,182	697,556

Internet Software & Services (6.87%)
Cornerstone OnDemand, Inc.(a)	43,700	1,442,100
Facebook, Inc., Class A(a)	14,030	1,261,297
Google, Inc., Class C(a)	3,108	1,890,969
GTT Communications, Inc.(a)	7,662	178,218
LinkedIn Corp., Class A(a)	5,100	969,663
SPS Commerce, Inc.(a)	17,364	1,178,842
Textura Corp.(a)	7,809	201,785
Twitter, Inc.(a)	56,300	1,516,722
		8,639,596
IT Services (3.53%)
Automatic Data Processing, Inc.	20,305	1,631,710
EPAM Systems, Inc.(a)	20,111	1,498,672
FleetCor Technologies, Inc.(a)	9,530	1,311,518
		4,441,900
Semiconductors & Semiconductor Equipment (1.52%)
ARM Holdings PLC(c)	44,139	1,909,012

Software (10.13%)
ANSYS, Inc.(a)	10,150	894,621
FireEye, Inc.(a)	33,250	1,058,015
Fleetmatics Group PLC(a)	28,189	1,383,798
Globant S.A.(a)(b)	22,990	703,264
Mobileye N.V.(a)(b)	8,056	366,387
RealPage, Inc.(a)	26,219	435,760
Red Hat, Inc.(a)	19,085	1,371,830
Salesforce.com, Inc.(a)	14,292	992,294
SAP SE(b)(c)	20,895	1,353,787
ServiceNow, Inc.(a)	11,550	802,147
Splunk, Inc.(a)	16,767	928,053
The Ultimate Software Group, Inc.(a)	7,858	1,406,661
Varonis Systems, Inc.(a)	3,588	55,901

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A(a)	14,200	$977,812
		12,730,330
Technology Hardware Storage & Equipment (0.77%)
Stratasys Ltd.(a)(b)	36,688	971,865

MATERIALS (2.23%)
Chemicals (2.23%)
Ecolab, Inc.	16,738	1,836,493
Monsanto Co.	11,370	970,316
		2,806,809
TELECOMMUNICATION SERVICES (0.35%)
Diversified Telecommunication (0.35%)
inContact, Inc.(a)	59,032	443,331

TOTAL COMMON STOCKS
(COST OF $102,600,742)		122,201,779

	PAR VALUE/ SHARES
SHORT TERM INVESTMENTS (11.04%)
REPURCHASE AGREEMENT (2.72%)
Repurchase agreement with State Street Bank & Trust Co., dated 9/30/15, due 10/01/15 at 0.01%, collateralized by U.S. Treasury Note, 1.75%, 09/30/22, market value of $3,491,856 and par value of $3,505,000. (Repurchase proceeds of $3,414,001).

(COST OF $3,414,000)	$3,414,000	$3,414,000

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (8.32%)
State Street Navigator Securities Lending Prime Portfolio, 0.20%
(COST OF $10,459,985)	10,459,985	10,459,985

TOTAL SHORT TERM INVESTMENTS
(COST OF $13,873,985)		13,873,985

TOTAL INVESTMENTS (108.25%)
(COST OF $116,474,727)(d)		136,075,764

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.25%)		(10,366,911)

NET ASSETS (100.00%)		$125,708,853

NET ASSET VALUE PER SHARE
(24,753,162 SHARES OUTSTANDING)		$5.08

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan.
(c)	American Depositary Receipt.
(d)	Cost of investments for federal income tax purposes is $117,479,614.

Gross unrealized appreciation and depreciation at September 30, 2015 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$27,494,790
Gross unrealized depreciation	(8,898,640)
Net unrealized appreciation	$18,596,150

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund
Notes to Schedule of Investments
As of September 30, 2015 (unaudited)

Security Valuation
Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Prime Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Advisor, ALPS Advisors, Inc. (the “Advisor”), using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian.

Security Transactions
Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Repurchase Agreements
The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation, including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Lending of Portfolio Securities
The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. As of September 30, 2015, the market value of securities on loan was $10,410,301, and the total cash collateral and non-cash collateral received was $10,641,010 and $22,511, respectively.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$122,201,779	$–	$–	$122,201,779
Short Term Investment	–	3,414,000	–	3,414,000
Investments Purchased with Collateral from Securities Loaned	10,459,985	–	–	10,459,985
Total	$132,661,764	$3,414,000	$–	$136,075,764

*	See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the period ended September 30, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes
By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2015

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 19, 2015